Borrowings - Schedule of Annual Maturities on Bank Borrowings (Details)	Dec. 31, 2025 USD ($)
Schedule of Annual Maturities on Bank Borrowings [Abstract]
2026	$ 244,925
2027	244,925
2028	244,925
2029	244,925
2030	244,925
Thereafter	2,408,426
Long term bank borrowings	$ 3,633,051